Subsequent Events	3 Months Ended	12 Months Ended
	Aug. 31, 2020	May 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 — SUBSEQUENT EVENTS

The Company has applied to list its common stock and warrants on the Nasdaq Capital Market. In order to obtain Nasdaq Capital Market listing approval, the Company obtained approval of its Board of Directors and stockholders of (i) a reverse stock split of the outstanding shares of the Company’s common stock in the range from 1-for-2 to 1-for-10, which ratio was to be selected by the Company’s Board of Directors, with any fractional shares being rounded up to the next higher whole shares (the “Reverse Split”), and (ii) an increase in the Company’s authorized shares of common stock from 20,000,000 to 36,000,000 shares of common stock. The increase in authorized shares became effective on August 17, 2020.

On September 28, 2020, the Company’s Board of Directors approved the Reverse Split in a ratio of 1-for-6 and on September 29, 2020, the Company filed an amended and restated certificate of amendment to the Company’s Third Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”), implementing the Reverse Split in a ratio of 1-for-6, effective October 13, 2020. On October 12, 2020, the Company filed a certificate of amendment to the Certificate of Incorporation changing the effective date of the Reverse Split, in a ratio of 1-for-6, to November 4, 2020. The Company expects that the Reverse Split in a ratio of 1-for-6 will be effective on or about November 4, 2020; provided, however, that in no event will the Reverse Split become effective until it has been processed by the Financial Industry Regulatory Authority (FINRA). The Reverse Split is intended to allow the Company to meet the minimum share price requirement of the Nasdaq Capital Market. There is no assurance that the Company’s listing application will be approved by the Nasdaq Capital Market.

On April 10, 2020, the Company filed a registration statement on Form S-1 with the SEC relating to the offer by the Company of units of the Company, each of which consists of one share of common stock and one warrant to purchase one share of our common stock. No sales of units will be made prior to effectiveness of the registration statement on Form S-1. On September 28, 2020, the Company filed Pre-Effective Amendment No. 1 to the registration statement on Form S-1 with the SEC. There can be no assurance that the registration statement on Form S-1, as amended, will be declared effective by the SEC.

On September 30, 2019, the SEC declared effective the Company’s registration statement on Form S-1 (the “September 2019 Registration Statement”) related to (i) the issuance by the Company of up to 6,449,000 shares of common stock, which consist of (a) 5,200,000 shares of common stock that may be issued upon the exercise of 5,200,000 warrants (the “Public Warrants”) originally sold as part of units in the Company’s initial public offering (the “IPO”) and which entitle the holder to purchase common stock at an exercise price of $11.50 per share of common stock, (b) 261,500 shares of common stock that may be issued upon the exercise of 261,500 warrants (the “Private Placement Warrants”) underlying units originally issued in a private placement that closed simultaneously with the consummation of the IPO (the “Private Placement Units”), which entitle the holder to purchase common stock at an exercise price of $11.50 per share of common stock, and (c) 987,500 shares of our common stock, which represent shares of common stock that may be issued upon the exercise of 987,500 warrants (the “2019 Warrants”, and together with the Public Warrants and Private Placement Warrants, the “Warrants”) originally sold as part of units in a private placement that commenced on March 27, 2019 (the “2019 Private Placement”) and which entitle the holder to purchase common stock at an exercise price of $4.00 per share of common stock, and (ii) the resale from time to time of 6,465,617 shares of common stock and 261,500 Private Placement Warrants by the selling securityholders named in the prospectus or their permitted transferees. On October 13, 2020, the SEC declared effective the Company’s post-effective amendment, filed on October 5, 2020 (the “Post-Effective Amendment”), to the September 2019 Registration Statement. The Post-Effective Amendment updates the financial statements and other information contained in the September 2019 Registration Statement. No additional securities were registered pursuant to the Post-Effective Amendment.

NOTE 13 — SUBSEQUENT EVENTS

Self-Amortization Promissory Note

On June 18, 2020 (the “Issue Date”), Simplicity Esports and Gaming Company, a Delaware corporation (the “Company”), entered into a securities purchase agreement (the “SPA”) with an accredited investor (the “Holder”), pursuant to which the Company issued a 12% self-amortization promissory note (the “Amortization Note”) with a maturity date of June 18, 2021 (the “Maturity Date”), in the principal sum of $550,000. Pursuant to the terms of the Amortization Note, the Company agreed to pay to $550,000 (the “Principal Sum”) to the Holder and to pay interest on the principal balance at the rate of 12% per annum. The Amortization Note carries an original issue discount (“OID”) of $55,000. Accordingly, on the Closing Date (as defined in the SPA), the Holder paid the purchase price of $495,000 in exchange for the Amortization Note. In addition, pursuant to the terms of the SPA, the Company agreed to issue 55,000 shares of the Company’s common stock to the Holder as additional consideration.

The Company may prepay the Amortization Note at any time prior to the date that an Event of Default (as defined in the Amortization Note) (each an “Event of Default”) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest (no prepayment premium). The Amortization Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Amortization Note or SPA.

On various dates subsequent to May 31, 2020, Jed Kaplan our Chief Executive Officer and Interim Chief Financial Officer funded $25,272 pursuant to the Kaplan Promissory Note. With the contributions subsequent to May 31, 2020, the principal balances outstanding and due Mr. Kaplan amount to $90,000 (Note 8). The promissory note was subsequently converted into 20% of the common equity of Simplicity One Brasil, LTD by SEGC and Mr. Kaplan.

On April 10, 2020, the Company filed a Registration Statement on Form S-1 relating to the Company’s offering of units. Each unit consists of one share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock. On July 2, 2020, the Company filed Amendment No. 1 to its Registration Statement on Form S-1. The registration statement is not yet effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This shall not constitute an offer to sell or the solicitation of an offer to buy, nor shall there be any sale of these securities in any state or jurisdiction in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

On June 23, 2020, the Company’s stockholders approved an amendment to the Company’s Third Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”), to effect a reverse stock split of the Company’s outstanding shares of common stock, at a ratio of no less than 1-for-2 and no more than 1-for-10, with such ratio to be determined by the sole discretion of the Board of Directors, with any fractional shares being rounded up to the next higher whole shares (the “Reverse Split”). The Board will implement the Reverse Split only upon a determination that the Reverse Split is in the best interests of the stockholders at that time. The Board will then select the ratio for the Reverse Split within the range approved by stockholders that the Board determines to be advisable and in the best interests of the stockholders, considering relevant market conditions at the time the Reverse Split is to be implemented. The Reverse Split may be delayed or abandoned without further action by the stockholders at any time prior to effectiveness of the Certificate of Amendment with the Delaware Secretary of State, notwithstanding stockholder adoption and approval of the Reverse Split amendment, if the Board, in its sole discretion, determines that it is in the best interests of the Company and its stockholders to delay or abandon the Reverse Split. If the Certificate of Amendment implementing the Reverse Split has not been filed with the Delaware Secretary of State on or before the date of the 2021 annual meeting of stockholders, the Board will be deemed to have abandoned the Reverse Split.

The board and shareholders of the Company approved the Simplicity Esports and Gaming Company 2020 Omnibus Incentive Plan (the “2020 Plan”) on April 22, 2020 and June 23, 2020, respectively. Under the 2020 Plan, 1,000,000 shares of common stock are authorized for issuance to employees, directors and independent contractors (except those performing services in connection with the offer or sale of the Company’s securities in a capital raising transaction, or promoting or maintaining a market for the Company’s securities) of the Company or its subsidiaries. The 2020 Plan authorizes equity-based and cash-based incentives for participants. There were 1,000,000 shares available for award at May 31, 2020 under the 2020 Plan.

On June 29, 2020, the Company acquired the assets of one of its top performing franchisee owned esports gaming centers on Fort Bliss U.S. Military base in El Paso, TX. Simplicity El Paso, LLC was created by SEGC and purchased the assets of the franchisee location for 150,000 shares of restricted Company common stock and $150,000 in cash.

On July 2, 2020, the Company repaid $152,500 and $15,000 in accrued interest in full satisfaction of the 10% Convertible Promissory Harbor Gates Note (Note 8).

On July 29, 2020, the Board of Directors of the Company approved the issuance of 757,000 shares of the Common Stock of the Company and $150,000 in cash as compensation for the year ended May 31, 2020. The shares were granted to Jed Kaplan the Company’s Chief Executive Officer and Interim Chief Financial Officer, Roman Franklin the Company’s President, the members of the Company’s Board of Directors as well as an employee of the Company (Note 8).

On July 29, 2020, The Company entered into employment agreements with Jed Kaplan the Company’s Chief Executive Officer and Interim Chief Financial Officer and Roman Franklin the Company’s President, the members of the Company’s Board of Directors as well as an employee of the Company (Note 8).

Self-Amortization Promissory Note

On August 7, 2020 (the “Issue Date”), the Company, entered into a securities purchase agreement (the “SPA”) with FirstFire Global Opportunities Fund, LLC, an accredited investor (the “Holder”), pursuant to which the Company issued a 12% self-amortization promissory note (the “Amortization Note”) with a maturity date of August 7, 2021 (the “Maturity Date”), in the principal sum of $333,333. Pursuant to the terms of the Amortization Note, the Company agreed to pay to $333,333 (the “Principal Sum”) to the Holder and to pay interest on the principal balance at the rate of 12% per annum. The Amortization Note carries an original issue discount (“OID”) of $33,333. Accordingly, on the Closing Date (as defined in the SPA), the Holder paid the purchase price of $300,000 in exchange for the Amortization Note. In addition, pursuant to the terms of the SPA, the Company agreed to issue 33,333 shares of the Company’s common stock to the Holder as additional consideration.

Amendment of Certificate of Incorporation

On August 17, 2020, the Company amended its certificate of incorporation to increase the total number of authorized shares of the Company’s common stock from 20,000,000 to 36,000,000.